Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash flows from operating activities:
Net income	$ 21,224	$ 34,127
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	96,338	91,783
Share-based compensation expense	7,353	5,842
Loss (Gain) on disposal of assets	(1,405)	688
Non-cash interest (income) expense	537	(118)
Deferred tax expense (benefit)	(3,922)	(3,332)
Allowance for (reversal of) doubtful receivables	70	(97)
Provision for obsolete service inventories	230	821
Loss (Gain) on Private Warrant liability		(558)
Other operating activities, net	353	(184)
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable	27,106	(13,223)
(Increase) decrease in Unbilled revenue	20,909	(73,505)
(Increase) decrease in Retention withholdings	(6,186)	13,881
(Increase) decrease in inventories	(4,396)	(10,755)
(Increase) decrease in prepaid expenses	(8,278)	2,002
(Increase) decrease in other current assets	(6,431)	2,224
(Increase) decrease in other long-term assets and liabilities	(2,142)	(5,746)
Increase (decrease) in accounts payable and accrued expenses	(20,087)	40,970
Increase (decrease) in other current liabilities	(6,501)	1,234
Net cash provided by operating activities	114,772	86,054
Cash flows from investing activities:
Capital expenditures	(50,864)	(75,448)
Proceeds from disposal of assets	2,127	1,490
Acquisition of business, net of cash acquired	(36,923)	(11,260)
Other investing activities	(3,204)	(628)
Net cash used in investing activities	(88,864)	(85,846)
Cash flows from financing activities:
Proceeds from long-term debt		15,000
Repayments of long-term debt	(26,250)	(18,472)
Proceeds from short-term borrowings	121,806	14,928
Repayments of short-term borrowings	(67,644)	(15,829)
Payments on capital leases	(15,983)	(15,679)
Payments on seller-provided financing for capital expenditures	(11,520)	(2,905)
Other financing activities, net	(345)
Net cash provided by (used in) financing activities	64	(22,957)
Effect of exchange rate changes on cash	34	35
Net increase (decrease) in cash	26,006	(22,714)
Cash and cash equivalents, beginning of period	75,012	73,201
Cash and cash equivalents, end of period	101,018	50,487
Supplemental disclosure of cash flow information (also refer Note 3):
Interest paid	7,579	10,152
Income taxes paid	$ 11,430	$ 12,642